Financial Instruments - Disclosure of significant unobservable inputs - investments at fair value, assets (Details) $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, at fair value	$ 575,738	$ 944,832
Level 3 of fair value hierarchy
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, at fair value	29,094	$ 254,653
Investments held at fair value | Level 3 of fair value hierarchy | Market Backsolve & OPM
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, at fair value	$ 11,403
Investments held at fair value | Level 3 of fair value hierarchy | Weighted Average | Estimated Time to Exit | Market Backsolve & OPM
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Weighted Average	2.00
Investments held at fair value | Level 3 of fair value hierarchy | Weighted Average | Volatility | Market Backsolve & OPM
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Weighted Average	0.55